Income Taxes - Schedule of Domestic and Foreign Components of Loss before Provision for Income Taxes (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jul. 31, 2017	Jul. 31, 2016	Jan. 31, 2017	Jan. 31, 2016
Income Tax Disclosure [Abstract]
Domestic			$ (187,905)	$ (204,713)
Foreign			2,775	2,680
Net loss before provision for income taxes	$ (285,097)	$ (80,870)	$ (185,130)	$ (202,033)